March 26, 2020

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Steward Funds, Inc. (“Registrant” and its series, the “Funds”)

File Nos. 002-28174, 811-01597

Dear Sir or Madam:

On behalf of the Registrant, we are filing today through EDGAR, pursuant to the requirements of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to a supplement to the Prospectus for the Funds, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 497 under the Securities Act on March 23, 2020, Accession No. 0001104659-20-037380. The purpose of this filing is to submit XBRL interactive data files in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have questions regarding this filing, please contact Jim Coppedge, at 1-800-262-6631.

Sincerely,

/s/ Michael L. Kern, III, CFA

Michael L. Kern, III, CFA

President